UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Communications and Information Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2007

	Shares	Value
Common Stocks 98.7%
Advertising 0.5%
Focus Media Holding (ADR)*	243,000	$19,065,780

Alternative Carriers 0.5%
Time Warner Telecom (Class A)*	979,455	20,343,280

Application Software 3.0%
Business Objects (ADR)*	2,257,000	81,680,830
Parametric Technology*	1,565,000	29,875,850
		111,556,680
Biotechnology 0.2%
Charles River Laboratories International*	174,000	8,049,240

Communications Equipment 9.9%
Cisco Systems*	2,842,000	72,556,260
Corning*	2,620,000	59,578,800
Juniper Networks*	1,496,000	29,441,280
QUALCOMM	3,950,000	168,507,000
Telefonaktiebolaget LM Ericsson (ADR)	1,022,000	37,905,980
		367,989,320
Computer Hardware 5.5%
Apple*	884,000	82,132,440
Hewlett-Packard	2,138,000	85,819,320
International Business Machines	402,000	37,892,520
		205,844,280
Computer Storage and Peripherals 10.2%
Electronics for Imaging*Ø	3,700,000	86,765,000
EMC*	6,000,000	83,100,000
InnoLux Display*	7,759,000	18,336,470
Logitech International*	524,300	14,592,471
Komag*	823,900	26,966,247
Network Appliance*	500,000	18,260,000
Seagate Technology	5,710,000	133,043,000
		381,063,188
Electrical Components and Equipment 0.5%
Suntech Power Holdings*	529,000	18,308,690

Electronic Equipment Manufacturers 0.9%
Orbotech*Ø	1,606,400	35,388,992

Electronic Manufacturing Services 0.7%
HON HAI Precision Industry	3,948,000	26,487,035

Health Care Equipment 2.1%
American Medical Systems Holdings*	713,100	15,096,327
C.R. Bard	530,000	42,140,300
Gen-Probe*	181,000	8,521,480
Medtronic	250,000	12,265,000
		78,023,107
Human Resources and Employment Services 0.5%
Monster Worldwide*	356,000	16,863,720

Integrated Telecommunication Services 0.5%
AT&T	512,000	20,188,160

Internet Software and Services 18.3%
Digital River*	1,383,100	76,416,275
Google (Class A)*	62,000	28,405,920
McAfee*Ø	8,250,000	239,910,000
Symantec*	4,265,000	73,784,500
VeriSign*	6,308,200	158,461,984
Yahoo!*	3,363,000	105,228,270
		682,206,949
IT Consulting and Other Services 7.0%
Amdocs*	5,000,000	182,400,000
Satyam Computer Services	3,835,280	41,759,368
Tata Consultancy Services	1,279,850	36,641,346
		260,800,714
Life Sciences Tools and Services 1.7%
Invitrogen*	237,000	15,085,050
PerkinElmer	2,050,000	49,651,000
		64,736,050
Semiconductor Equipment 11.7%
ASML Holding (NY shares)*	2,364,000	58,509,000
Cymer*Ø	2,747,800	114,171,090
KLA-Tencor	3,205,000	170,890,600
Lam Research*	1,500,000	71,010,000
Varian Semiconductor Equipment Associates*	392,000	20,924,960
		435,505,650
Semiconductors 4.2%
Advanced Semiconductor Engineering	7,723,000	9,160,706
Broadcom (Class A)	550,000	17,638,500
Integrated Device Technology*	984,100	15,174,822
Microsemi*	1,351,400	28,122,634
Monolithic Power Systems*Ø	1,500,000	19,350,000
ON Semiconductor*	4,197,500	37,441,700
Rambus*	242,240	5,147,600
Silicon Laboratories*	202,900	6,070,768
Xilinx	723,000	18,602,790
		156,709,520
Systems Software 8.3%
BMC Software*	3,147,700	96,917,683
CA	402,300	10,423,593
Check Point Software Technologies*	2,400,000	53,472,000
Citrix Systems*	2,393,500	76,663,805
Oracle*	2,129,000	38,598,770
Red Hat*	1,400,000	32,102,000
		308,177,851
Technical Software 9.6%
Cadence Design Systems*	6,192,000	130,403,520
Synopsys*Ø	8,702,500	228,266,575
		358,670,095
Technology Distributors 1.1%
Arrow Electronics*	1,071,000	40,430,250

Wireless Telecommunication Services 1.8%
NII Holdings*	897,000	66,539,460

Total Common Stocks		3,682,948,011
Venture Capital Investments† 0.1%		2,478,264

Total Investments 98.8%		3,685,426,275

Other Assets Less Liabilities 1.2%		45,596,288

Net Assets 100.0%		$3,731,022,563

____________
*	Non-income producing security.
ø	Affiliated Issuers -- Fund's holdings representing 5% or more of the outstanding voting securities (See Note 2).
†	Restricted and non-income producing securities (See Note 3).
ADR -	American Depositary Receipts.

As of March 31, 2007, the cost of investments for federal income tax purposes was $3,444,066,079. The tax basis gross appreciation and depreciation of portfolio securities were $294,689,755 and $53,329,559, respectively. Net appreciation was $241,360,196.

Notes to Schedule of Investments

1.
Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts,and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or more are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund's Manager believes it approximates fair value.

2.
Affiliated Issuers -- As defined under the Investment Company Act of 1940, as amended, affiliated issuers are those issuers in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the three months ended March 31, 2007, is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares		Realized Gain (Loss)	Ending Value
Cymer	2,747,800	—	—	2,747,800		$—	$114,171,090
Electronics for Imaging	2,930,000	770,000	—	3,700,000		—	86,765,000
McAfee	8,747,893	—	497,893	8,250,000		2,516,568	239,910,000
Monolithic Power Systems	1,500,000	—	—	1,500,000	(1)	—	19,350,000
Orbotech	1,800,000	—	193,600	1,606,400	(1)	1,300,000	35,388,992
Synopsys	9,000,000	—	297,500	8,702,500		2,122,049	228,266,575
Total						$5,938,617	$723,851,657

(1)	As of March 31, 2007, the Fund's holding was less than 5% of the outstanding voting shares.

There was no dividend income earned from these investments for the three months ended March 31, 2007.

3.
Restricted Securities -- At March 31, 2007, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at March 31, 2007, are as follows:

Venture Capital Investments:	Acquisition Dates	Shares, Warrants or Principal Amount		Cost	Value
Convertible Preferred Stocks:
FlashPoint Technology Series E	9/10/99	246,914	shs.	$ 1,000,844	$—
Geographic Network Affiliates International Series A	12/29/99	20,000		2,002,218	—
Geographic Network Affiliates International Series B	12/5/01	100,000		—	—
iBiquity Digital Series A	1/19/00	107,875		1,001,189	989,333
iBiquity Digital Series C	4/24/02	128,532		394,594	501,219
LifeMasters Supported SelfCare Series E	1/31/00	129,194		1,033,556	330,737
LifeMasters Supported SelfCare Series F	11/12/02	4,528		50,004	12,180
NeoPlanet Series C	2/18/00	425,412		2,000,001	—
Petroleum Place Series C	3/7/00	16,915		1,000,015	636,673
Techies.com Series C	1/27/00	235,294		1,999,999	—
Total Convertible Preferred Stocks				10,482,420	2,470,142

Common Stocks:
Coventor	3/8/00 to 5/25/01	942,320		1,083,580	—
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	—
etang.com	1/6/00	22,613		—	1,512
SensAble Technologies	4/5/00 to 10/1/04	1,883		1,000,000	—
VillageEDOCS	4/3/00 to 5/24/01	905,538		2,117,394	5,758
Worstream	3/23/00	2,601		322,766	852
Total Common Stocks				5,534,887	8,122

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International 9%, payable on demand	12/5/01 to 3/12/02	$ 320,000		320,173	—
Geographic Network Affiliates International:
$10 exercise price expiring 12/5/08	12/5/01	8,000	wts.	—	—
$10 exercise price expiring 1/11/09	1/11/02	8,000		—	—
$10 exercise price expiring 2/4/09	2/4/02	8,000		—	—
$10 exercise price expiring 3/12/09	3/12/02	8,000		—	—
Techies.com 9%, payable on demand	6/7/00	$244,296		244,296	—
Total Convertible Promissory Notes and Warrants				564,469	—

Total Venture Capital Investments				$16,581,776	$2,478,264

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.